Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 566,568	$ 354,777	$ 251,706	$ 2,841,391
Franchise tax	23,700	50,000	80,324	64,050
Total operating expenses	590,268	404,777	332,030	2,905,441
OTHER INCOME (LOSS)
Unrealized gain (loss) on marketable securities held in Trust Account		26,780	(385)
Total other income	108,556	26,780
Interest income earned on marketable securities held in Trust Account	108,556			2,836,864
LOSS BEFORE PROVISION FOR (BENEFIT FROM) INCOME TAXES			(332,415)	(68,577)
Income tax expense (benefit)			(16,868)	599,159
NET LOSS	$ (481,712)	$ (377,997)	$ (315,547)	$ (667,736)
Class A common stock
OTHER INCOME (LOSS)
Weighted Average Number of Shares Outstanding (in Shares)	2,173,298	18,385,000	5,041,048	17,896,428
Basic and diluted net (loss) per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ 4.15	$ (0.03)
Class B common stock
OTHER INCOME (LOSS)
Weighted Average Number of Shares Outstanding (in Shares)	4,596,250	4,596,250	4,607,658	4,596,250
Basic and diluted net (loss) per share (in Dollars per share)	$ (0.07)	$ (0.02)	$ (0.03)	$ (0.03)